Finance costs	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance costs
20.

Finance costs
2024 2023
Interest on long-term debt $ 91,921 $ 52,426
Unwinding of discount on provisions [note 16] 36,243 39,619
Other charges 19,007 23,824
Total $ 147,171 $ 115,869
No

borrowing costs were determined to be eligible for capitalization during the year.